Delphi Financial Group, Inc.
1105 North Market Street, Suite 1230
Wilmington, Delaware 19801
(302)-478-5142
February 28, 2008
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549-1004
Ladies and Gentlemen:
Pursuant to the Securities Exchange Act of 1934, as amended, submitted herewith for filing is Delphi Financial Group, Inc.’s Annual Report on Form 10-K for the year ended December 31, 2007.
Any questions or comments regarding this filing should be directed to the undersigned at 267-256-3684 (fax:2 67-256-3556).
This filing is being effected by direct transmission to the Commission’s EDGAR System.
Very truly yours,
/s/ THOMAS W. BURGHART
Thomas W. Burghart
Vice President and Treasurer